Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of loss per share and potentially dilutive securities
The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the period, excluding common shares owned by the Company and held as treasury shares, as follows:

	For the Years Ended December 31,
(in KUSD, except per share amounts)	2021	2020	2019
Net loss attributable to shareholders	(230,026)	(246,290)	(116,484)
Weighted average number of shares in issue (1)	76,748,204	65,410,292	49,279,961
Basic and diluted loss per share (in USD)	(3.00)	(3.77)	(2.36)
(1) Share data have been revised to give effect to the share split and share consolidation as explained in note 2 (iv) and note 2 (v), respectively as all Class B, C, D and E preferred shares were converted into common shares upon the completion of the IPO, loss per share data are presented on that basis for all periods.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Incentive Plan 2014	—	—	2,074,996
Share Purchase Plan 2016	—	—	2,784,918
2019 Equity Incentive Plan - Share Options	5,951,115	2,904,673	61,506
2019 Equity Incentive Plan - RSUs	495,879	63,281	—
Conversion of the principal amount of convertible loans into the Company's common shares	3,866,261	1,665,465	—
	10,313,255	4,633,419	4,921,420